GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.72%
263,000	Americredit Automobile Receivables Trust Series 2022-1 Class A2 2.05%, 01/20/2026	$ 262,329
725,000	Ballyrock Ltd(b)(c) Series 2020-2A Class A1R 1.26%, 10/20/2031 3-mo. LIBOR + 1.01%	720,648
441,920	BMW Canada Auto Trust Series 2019-1 Class A3 CAD, 2.35%, 02/20/2024	354,142
600,000	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	584,373
1,000,000	Cent 21 Ltd(b)(c) Series 2014-21A Class A1R3 1.24%, 07/27/2030 3-mo. LIBOR + 0.97%	990,525
1,300,000	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	1,014,208
875,000	DataBank Issuer(b) Series 2021-1A Class A2 2.06%, 02/27/2051	812,472
548,052	E-Carat 11 PLC(c) GBP, 1.03%, 05/18/2028 1-mo. SONIA + 0.58%	720,451
800,000	Exeter Automobile Receivables Trust Series 2021-2A Class C 0.98%, 06/15/2026	779,944
640,000	Flexential Issuer(b) Series 2021-1A Class A2 3.25%, 11/27/2051	605,943
800,000	GMF Canada Leasing Trust(b) Series 2020-1A Class A3 CAD, 1.05%, 11/20/2025	638,337
1,125,000	Invesco Ltd(b)(c) Series 2021-1A Class A1 1.24%, 04/15/2034 3-mo. LIBOR + 1.00%	1,106,208
428,112	Invitation Homes Trust REIT(b)(c) Series 2018-SFR4 Class A 1.54%, 01/17/2038 1-mo. LIBOR + 1.10%	426,281
1,025,000	Magnetite XIX Ltd(b)(c) Series 2017-19A Class AR 1.29%, 04/17/2034 3-mo. LIBOR + 1.05%	1,013,178
600,000	Magnetite XVII Ltd(b)(c) Series 2016-17A Class AR 1.35%, 07/20/2031 3-mo. LIBOR + 1.10%	595,800
1,000,000	MBarc Credit Canada Inc(b) Series 2021-AA Class A3 CAD, 0.93%, 02/17/2026	778,327
Principal Amount(a)		Fair Value
Non-Agency — (continued)
570,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	$ 531,528
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	904,777
840,000	Oscar US Funding X LLC(b) Series 2019-1A Class A4 3.27%, 05/10/2026	849,171
443,035	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	428,763
1,150,000	Race Point IX Ltd(b)(c) Series 2015-9A Class A1B2 1.44%, 10/15/2030 3-mo. LIBOR + 1.20%	1,144,240
775,000	RIN IV Ltd(b)(c) Series 2021-1A Class A 1.55%, 04/20/2033 3-mo. LIBOR + 1.30%	770,875
538,510	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	518,631
875,000	Symphony XV Ltd(b)(c) Series 2014-15A Class AR3 1.32%, 01/17/2032 3-mo. LIBOR + 1.08%	868,432
850,000	Symphony XXIV Ltd(b)(c) Series 2020-24A Class A 1.46%, 01/23/2032 3-mo. LIBOR + 1.20%	847,280
1,025,000	TCI-Flatiron Ltd(b)(c) Series 2017-1A Class AR 1.43%, 11/18/2030 3-mo. LIBOR + 0.96%	1,018,274
300,000	Tesla Auto Lease Trust(b) Series 2020-A Class B 1.18%, 01/22/2024	297,228
981,833	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	888,402
1,100,000	Thompson Park Ltd(b)(c) Series 2021-1A Class A1 1.24%, 04/15/2034 3-mo. LIBOR + 1.00%	1,088,957
	Tricon American Homes Trust(b)
	Series 2017-SFR2 Class A
1,416,710	2.93%, 01/17/2036	1,406,272
	Series 2019-SFR1 Class A
572,994	2.75%, 03/17/2038	553,746
784,550	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	756,515
		24,276,257

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — 0.17%
310,000	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	$ 304,313
547,173	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	548,854
		853,167
TOTAL ASSET-BACKED SECURITIES — 4.89% (Cost $25,623,951)		$25,129,424
CORPORATE BONDS AND NOTES
Basic Materials — 0.40%
225,000	Braskem Idesa SAPI(b) 6.99%, 02/20/2032	220,514
345,000	Braskem Netherlands Finance BV(b) 5.88%, 01/31/2050	342,240
550,000	Equate Petrochemical BV(b) 2.63%, 04/28/2028	509,437
806,000	GC Treasury Center Co Ltd(b) 4.40%, 03/30/2032	817,707
167,000	Vale Overseas Ltd 6.25%, 08/10/2026	183,316
		2,073,214
Communications — 4.09%
	AT&T Inc
5,446,000	0.90%, 03/25/2024	5,271,843
370,000	EUR, 0.25%, 03/04/2026	395,347
464,000	EUR, 2.35%, 09/05/2029	536,379
250,000	EUR, 2.05%, 05/19/2032	281,236
300,000	EUR, 1.80%, 09/14/2039	304,605
1,500,000	3.30%, 02/01/2052	1,285,788
625,000	CCO Holdings LLC / CCO Holdings Capital Corp 4.50%, 08/15/2030	585,155
	Charter Communications Operating LLC / Charter Communications Operating Capital
683,000	4.80%, 03/01/2050	648,788
924,000	3.85%, 04/01/2061	742,859
460,000	CK Hutchison Group Telecom Finance SA EUR, 1.13%, 10/17/2028	475,573
1,300,000	Iliad SA EUR, 0.75%, 02/11/2024	1,389,955
168,000	Level 3 Financing Inc(b) 4.25%, 07/01/2028	154,225
750,000	Lorca Telecom Bondco SA(b) EUR, 4.00%, 09/18/2027	798,579
963,000	Netflix Inc 4.88%, 04/15/2028	1,009,951
Principal Amount(a)		Fair Value
Communications — (continued)
	Prosus NV(b)
750,000	4.19%, 01/19/2032	$ 659,910
1,400,000	EUR, 2.78%, 01/19/2034	1,314,336
	Rakuten Group Inc(d)
1,957,000	EUR, 4.25%, Perpetual	1,871,052
1,075,000	5.13%, Perpetual	983,625
681,000	6.25%, Perpetual	647,651
800,000	Rogers Communications Inc(b) 4.55%, 03/15/2052	795,327
500,000	T-Mobile USA Inc 4.75%, 02/01/2028	508,200
375,000	VTR Comunicaciones SpA(b) 5.13%, 01/15/2028	357,446
		21,017,830
Consumer, Cyclical — 2.19%
626,000	Alsea SAB de CV(b) 7.75%, 12/14/2026	651,109
290,000	Dick's Sporting Goods Inc 4.10%, 01/15/2052	247,499
	Ford Motor Co
435,000	3.25%, 02/12/2032	388,512
525,000	4.75%, 01/15/2043	476,836
3,327,000	Genm Capital Labuan Ltd 3.88%, 04/19/2031	2,872,241
415,000	Hilton Domestic Operating Co Inc(b) 3.63%, 02/15/2032	376,613
	Lennar Corp
140,000	5.25%, 06/01/2026	147,165
460,000	4.75%, 11/29/2027	479,196
550,000	Lowe's Cos Inc 3.00%, 10/15/2050	467,913
	Magallanes Inc(b)
540,000	5.05%, 03/15/2042	550,816
670,000	5.14%, 03/15/2052	685,473
430,000	5.39%, 03/15/2062	444,224
40,000	Marriott International Inc 5.75%, 05/01/2025	42,469
2,017,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	1,999,563
540,000	Stellantis Finance US Inc(b) 2.69%, 09/15/2031	473,992
700,000	Taylor Morrison Communities Inc 5.13%, 08/01/2030	684,250
271,000	Yum! Brands Inc 4.63%, 01/31/2032	262,136
		11,250,007
Consumer, Non-Cyclical — 2.85%
1,056,000	AbbVie Inc 2.95%, 11/21/2026	1,046,074
700,000	American Medical Systems Europe BV EUR, 1.88%, 03/08/2034	754,005
554,000	Anheuser-Busch InBev SA EUR, 3.70%, 04/02/2040	736,033

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
468,000	Autostrade per l'Italia SpA EUR, 2.00%, 01/15/2030	$ 487,733
825,000	BAT International Finance PLC EUR, 2.25%, 01/16/2030	840,437
350,000	British American Tobacco PLC(d) EUR, 3.00%, Perpetual	351,374
	Coca-Cola HBC Finance BV
287,000	EUR, 1.00%, 05/14/2027	303,711
767,000	EUR, 0.63%, 11/21/2029	751,837
231,000	EUR, 1.63%, 05/14/2031	236,184
200,000	Danaher Corp EUR, 2.50%, 03/30/2030	236,077
475,000	DH Europe Finance II SARL EUR, 0.20%, 03/18/2026	505,026
500,000	DP World Salaam(d) 6.00%, Perpetual	515,802
450,000	Elanco Animal Health Inc 6.40%, 08/28/2028	482,634
300,000	GSK Consumer Healthcare Capital US LLC(b) 4.00%, 03/24/2052	300,574
	HCA Inc
848,000	3.50%, 09/01/2030	819,222
1,300,000	4.63%, 03/15/2052(b)	1,310,102
675,000	JBS Finance Luxembourg SARL(b) 3.63%, 01/15/2032	617,632
155,000	Kraft Heinz Foods Co 3.88%, 05/15/2027	157,557
825,000	MARB BondCo PLC(b) 3.95%, 01/29/2031	732,187
713,000	Medtronic Global Holdings SCA EUR, 1.63%, 10/15/2050	681,284
1,120,000	Royalty Pharma PLC 3.30%, 09/02/2040	953,564
275,000	Takeda Pharmaceutical Co Ltd EUR, 2.00%, 07/09/2040	287,437
	Thermo Fisher Scientific Finance I BV
250,000	EUR, 1.63%, 10/18/2041	248,662
260,000	EUR, 2.00%, 10/18/2051	260,684
525,000	United Rentals North America Inc 4.00%, 07/15/2030	502,073
646,000	Viatris Inc 4.00%, 06/22/2050	542,689
		14,660,594
Energy — 4.48%
819,000	Aker BP ASA(b) 3.75%, 01/15/2030	801,403
650,000	Cameron LNG LLC(b) 2.90%, 07/15/2031	620,827
500,000	Cheniere Energy Inc 4.63%, 10/15/2028	501,675
985,000	Cheniere Energy Partners LP 4.00%, 03/01/2031	954,849
Principal Amount(a)		Fair Value
Energy — (continued)
425,000	EIG Pearl Holdings SARL(b) 4.39%, 11/30/2046	$ 397,375
800,000	Energy Transfer LP 6.25%, 04/15/2049	917,981
1,100,000	EQT Corp(b) 3.13%, 05/15/2026	1,068,397
1,669,454	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	1,505,302
1,129,000	Lundin Energy Finance BV(b) 3.10%, 07/15/2031	1,045,546
325,000	Occidental Petroleum Corp 8.88%, 07/15/2030	416,813
	Petroleos Mexicanos
234,880,000	MXN, 7.19%, 09/12/2024	11,100,412
394,000	6.70%, 02/16/2032	374,300
400,000	Pioneer Natural Resources Co 1.90%, 08/15/2030	354,585
375,000	Thaioil Treasury Center Co Ltd 5.38%, 11/20/2048	370,123
385,000	Western Midstream Operating LP 4.55%, 02/01/2030	383,075
	Wintershall Dea Finance BV
1,300,000	EUR, 3.00%, Perpetual(d)	1,212,317
300,000	EUR, 0.84%, 09/25/2025	309,680
300,000	EUR, 1.33%, 09/25/2028	293,029
400,000	EUR, 1.82%, 09/25/2031	382,118
		23,009,807
Financial — 8.49%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
930,000	3.00%, 10/29/2028	857,634
750,000	3.30%, 01/30/2032	676,095
575,000	Air Lease Corp 2.88%, 01/15/2026	554,975
	Avolon Holdings Funding Ltd(b)
2,599,000	4.25%, 04/15/2026	2,563,016
1,692,000	2.75%, 02/21/2028	1,504,664
1,200,000	Banco de Sabadell SA(d) EUR, 5.75%, Perpetual	1,293,050
450,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	469,591
	Banco Santander SA
400,000	EUR, 4.38%, Perpetual(d)	429,973
500,000	EUR, 0.88%, 05/09/2031	535,699
680,000	Capital One Financial Corp 2.36%, 07/29/2032	585,110
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	443,451
784,000	Credit Suisse Group AG(b) 3.09%, 05/14/2032	707,087

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
304,000	Cyrusone Europe Finance Desidgnated Activity Co REIT EUR, 1.13%, 05/26/2028	$ 341,740
	CyrusOne LP / CyrusOne Finance Corp REIT
100,000	2.90%, 11/15/2024	100,212
580,000	EUR, 1.45%, 01/22/2027	660,028
1,239,000	3.45%, 11/15/2029	1,276,170
	Deutsche Bank AG
1,400,000	EUR, 4.63%, Perpetual(d)	1,432,601
900,000	EUR, 1.75%, 11/19/2030	931,484
400,000	EUR, 5.63%, 05/19/2031	476,607
1,700,000	3.55%, 09/18/2031	1,603,072
900,000	EUR, 1.38%, 02/17/2032	889,986
200,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022	195,040
325,000	Digital Euro Finco LLC REIT EUR, 2.63%, 04/15/2024	368,851
250,000	First Republic Bank 1.91%, 02/12/2024	247,747
875,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	967,958
1,143,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	1,022,722
850,000	GLP Capital LP / GLP Financing II Inc REIT 5.38%, 04/15/2026	888,194
1,225,000	Hammerson Ireland Finance Designated Activity Co REIT EUR, 1.75%, 06/03/2027	1,252,766
	Healthcare Trust of America Holdings LP REIT
230,000	3.50%, 08/01/2026	229,306
260,000	3.10%, 02/15/2030	247,153
	Intesa Sanpaolo SpA(d)
1,234,000	EUR, 5.88%, Perpetual	1,350,731
1,568,000	EUR, 7.75%, Perpetual	1,926,186
1,295,000	Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	1,322,542
250,000	KeyCorp 2.25%, 04/06/2027	236,022
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,130,612
295,000	MDGH GMTN RSC Ltd 2.50%, 11/07/2024	290,882
475,000	MPT Operating Partnership LP / MPT Finance Corp REIT EUR, 0.99%, 10/15/2026	489,185
660,000	Nationwide Building Society(d) GBP, 5.75%, Perpetual	873,509
215,000	NatWest Group PLC(d) GBP, 5.13%, Perpetual	278,279
325,000	Prologis LP REIT 2.25%, 04/15/2030	301,941
	Raiffeisen Bank International AG
100,000	EUR, 0.05%, 09/01/2027	100,365
Principal Amount(a)		Fair Value
Financial — (continued)
500,000	EUR, 2.88%, 06/18/2032	$ 512,673
800,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b) 3.63%, 03/01/2029	731,080
2,388,000	Samhallsbyggnadsbolaget i Norden AB(d) EUR, 2.62%, Perpetual	2,244,326
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	590,227
840,000	1.88%, 01/15/2026	792,506
1,173,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	1,138,716
250,000	SLM Corp 4.20%, 10/29/2025	248,003
	Spirit Realty LP REIT
737,000	4.00%, 07/15/2029	744,785
565,000	3.20%, 02/15/2031	539,232
1,482,000	UniCredit SpA(d) EUR, 7.50%, Perpetual	1,770,629
551,000	VICI Properties LP / VICI Note Co Inc REIT(b) 3.50%, 02/15/2025	542,873
1,720,000	Westpac Banking Corp 2.67%, 11/15/2035	1,502,056
	WPC Eurobond BV REIT
100,000	EUR, 2.13%, 04/15/2027	110,278
135,000	EUR, 1.35%, 04/15/2028	141,030
		43,660,650
Industrial — 1.11%
1,300,000	Abertis Infraestructuras Finance BV(d) EUR, 3.25%, Perpetual	1,406,364
548,000	Airbus SE EUR, 2.38%, 06/09/2040	616,635
275,000	Berry Global Inc 1.57%, 01/15/2026	256,184
1,880,000	DAE Funding LLC 3.38%, 03/20/2028	1,757,800
691,000	General Electric Co EUR, 4.13%, 09/19/2035	904,425
700,000	La Poste SA EUR, 1.38%, 04/21/2032	757,352
		5,698,760
Technology — 0.81%
325,000	Dell International LLC / EMC Corp 6.02%, 06/15/2026	352,049
325,000	Fidelity National Information Services Inc EUR, 1.50%, 05/21/2027	357,328
	Oracle Corp
1,074,000	3.65%, 03/25/2041	938,070
1,042,000	3.95%, 03/25/2051	910,932
1,600,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	1,593,586
		4,151,965

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — 1.46%
	Electricite de France SA
200,000	EUR, 3.00%, Perpetual(d)	$ 205,210
500,000	EUR, 5.38%, Perpetual(d)	573,815
400,000	GBP, 6.00%, Perpetual(d)	533,743
1,200,000	EUR, 2.63%, 12/01/2027	1,177,008
1,000,000	EUR, 2.00%, 12/09/2049	1,003,549
575,000	Enel Finance International NV EUR, 0.38%, 06/17/2027	600,412
526,000	NRG Energy Inc(b) 3.63%, 02/15/2031	462,664
	Orano SA
100,000	EUR, 4.88%, 09/23/2024	119,626
500,000	EUR, 2.75%, 03/08/2028	538,381
510,000	Southern Co EUR, 1.88%, 09/15/2081	502,399
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	1,008,720
834,000	4.30%, 07/15/2029	805,009
		7,530,536
TOTAL CORPORATE BONDS AND NOTES — 25.88% (Cost $146,859,619)		$133,053,363
FOREIGN GOVERNMENT BONDS AND NOTES
	Africa Finance Corp
739,000	4.38%, 04/17/2026	742,621
350,000	2.88%, 04/28/2028(b)	322,112
	African Export-Import Bank
550,000	5.25%, 10/11/2023	559,801
800,000	3.80%, 05/17/2031(b)	737,040
3,334,000	3.80%, 05/17/2031	3,071,614
	Australia Government Bond
2,034,000	AUD, 2.75%, 06/21/2035	1,486,168
500,000	AUD, 3.00%, 03/21/2047	358,064
1,834,000	AUD, 1.75%, 06/21/2051	984,606
	Banque Ouest Africaine de Developpement
200,000	5.00%, 07/27/2027	201,364
807,000	EUR, 2.75%, 01/22/2033	823,418
2,805(e)	Brazil Notas do Tesouro Nacional Serie B BRL, 6.00%, 08/15/2030	2,375,811
	Bundesrepublik Deutschland Bundesanleihe
2,400,000	EUR, 0.44%, 02/15/2030	2,564,983
1,070,000	EUR, 0.54%, 02/15/2032	1,122,021
7,800,000	EUR, 0.63%, 05/15/2035	7,949,623
531,000	EUR, 2.50%, 08/15/2046	846,040
1,475,000	EUR, 0.66%, 08/15/2052	1,336,806
4,600,000	Bundesschatzanweisungen EUR, (0.28%), 09/15/2023	5,109,702
	Canadian Government Bond
1,450,000	CAD, 1.00%, 09/01/2026	1,092,763
5,775,000	CAD, 1.25%, 06/01/2030	4,239,265
9,260,000	CAD, 0.50%, 12/01/2030	6,320,118
850,000	CAD, 3.50%, 12/01/2045	814,174
1,100,000	CAD, 2.00%, 12/01/2051	805,763
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	China Government Bond
62,170,000	CNY, 3.81%, 09/14/2050	$ 10,474,002
7,300,000	CNY, 3.76%, 03/22/2071	1,222,126
3,150,000	China Government International Bond EUR, 0.63%, 11/17/2033	3,166,343
	Colombia Government International Bond
410,000	5.20%, 05/15/2049	349,431
200,000	4.13%, 05/15/2051	150,884
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	542,271
670,000	Dominican Republic International Bond(b) 6.00%, 02/22/2033	653,927
	European Union
1,900,000	EUR, 1.38%, 10/04/2029	2,169,504
4,730,000	EUR, 1.03%, 07/04/2031	4,755,734
5,006,000	EUR, 0.40%, 02/04/2037	4,925,479
1,250,000	EUR, 0.45%, 07/04/2041	1,181,799
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	826,297
	French Republic Government Bond OAT
4,750,000	EUR, 0.25%, 11/25/2026	5,189,326
2,300,000	EUR, 0.50%, 05/25/2029	2,505,317
366,034	EUR, 0.93%, 11/25/2031	370,387
950,000	EUR, 0.75%, 05/25/2052	883,780
230,000	Hungary Government International Bond 7.63%, 03/29/2041	333,385
18,827,000,000	Indonesia Treasury Bond IDR, 7.00%, 09/15/2030	1,333,015
	Ireland Government Bond
2,100,000	EUR, 3.40%, 03/18/2024	2,476,139
1,375,000	EUR, 1.00%, 05/15/2026	1,553,657
	Italy Buoni Poliennali Del Tesoro
956,000	EUR, 0.90%, 04/01/2031	968,422
5,475,000	EUR, 0.95%, 12/01/2031(b)	5,511,462
409,000	EUR, 2.45%, 09/01/2033(b)	471,016
1,002,000	EUR, 0.95%, 03/01/2037(b)	936,878
699,000	EUR, 2.15%, 03/01/2072(b)	659,330
	Japan Government Five Year Bond
1,297,950,000	JPY, 0.10%, 03/20/2023	10,679,141
600,000,000	JPY, 0.10%, 03/20/2024	4,941,597
125,650,000	JPY, 0.01%, 09/20/2026	1,031,447
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	5,515,044
349,600,000	JPY, 0.10%, 09/20/2027	2,878,959
600,000,000	JPY, 0.10%, 12/20/2027	4,940,414
630,900,000	JPY, 0.10%, 09/20/2031	5,134,004
	Japan Government Thirty Year Bond
589,700,000	JPY, 1.50%, 03/20/2045	5,591,881
163,700,000	JPY, 0.80%, 12/20/2047	1,330,832
752,750,000	JPY, 0.70%, 12/20/2048	5,928,756
151,600,000	JPY, 0.40%, 03/20/2050	1,093,303

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Japan Government Twenty Year Bond
209,100,000	JPY, 2.10%, 12/20/2029	$ 1,976,144
22,250,000	JPY, 1.70%, 09/20/2033	211,667
431,500,000	JPY, 1.50%, 06/20/2034	4,038,427
831,850,000	JPY, 0.40%, 03/20/2036	6,817,016
1,025,000	Kingdom of Belgium Government Bond(b) EUR, 1.90%, 06/22/2038	1,244,709
1,676,920,000	Korea Treasury Bond KRW, 1.88%, 03/10/2051	1,113,776
	Mexican Bonos
475,000(f)	MXN, 5.75%, 03/05/2026	2,171,961
615,000(f)	MXN, 7.75%, 05/29/2031	2,978,993
	Mexico Government International Bond
600,000	3.50%, 02/12/2034	557,694
3,990,000	EUR, 4.00%, 03/15/2115	3,999,049
5,660,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	6,354,628
477,000	New Zealand Government Bond NZD, 1.50%, 05/15/2031	285,668
	Philippine Government International Bond
700,000	EUR, 0.73%, 02/03/2023	769,624
243,000	4.20%, 03/29/2047	253,545
	Republic of Austria Government Bond(b)
896,000	EUR, 0.75%, 02/20/2028	999,185
1,225,000	EUR, 0.92%, 02/20/2031	1,252,424
650,000	Republic of Italy Government International Bond 2.88%, 10/17/2029	613,594
2,312,000	Republic of Poland Government Bond PLN, 3.25%, 07/25/2025	511,554
	Republic of South Africa Government Bond
28,176,000	ZAR, 8.88%, 02/28/2035	1,731,920
58,945,565	ZAR, 8.50%, 01/31/2037	3,438,105
	Romanian Government International Bond
426,000	EUR, 2.88%, 05/26/2028	462,984
976,000	EUR, 1.75%, 07/13/2030	912,304
602,000	EUR, 2.12%, 07/16/2031	568,597
362,000	EUR, 3.88%, 10/29/2035	374,763
298,000	EUR, 3.38%, 02/08/2038	284,703
2,736,000	EUR, 2.63%, 12/02/2040	2,299,184
475,000	EUR, 2.75%, 04/14/2041(b)	401,235
783,000	EUR, 2.75%, 04/14/2041	661,405
2,123,000	EUR, 2.88%, 04/13/2042	1,799,600
623,000	EUR, 4.63%, 04/03/2049	675,689
1,351,000	EUR, 3.38%, 01/28/2050	1,194,296
750,000	Serbia International Bond(b) EUR, 2.05%, 09/23/2036	636,789
800,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	600,288
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
350,000	Slovenia Government Bond EUR, 1.44%, 02/12/2031	$ 343,266
	Spain Government Bond(b)
3,655,000	EUR, 0.70%, 04/30/2032	3,765,869
1,410,000	EUR, 2.90%, 10/31/2046	1,876,854
	Tunisian Republic
1,187,000	EUR, 6.75%, 10/31/2023	943,743
1,095,000	EUR, 5.63%, 02/17/2024	820,326
1,238,000	5.75%, 01/30/2025	825,746
4,152,000	EUR, 6.38%, 07/15/2026	2,852,453
	United Kingdom Gilt
2,750,000	GBP, 0.38%, 10/22/2026	3,439,696
9,541	GBP, 4.75%, 12/07/2030	15,834
2,729,140	GBP, 3.50%, 01/22/2045	4,704,935
2,880,000	GBP, 1.25%, 07/31/2051	3,327,943
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 43.12% (Cost $245,108,645)		$221,647,351
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.53%
350,000	Arbor Multifamily Mortgage Securities Trust(b) Series 2021-MF3 Class A5 2.57%, 10/15/2054	326,108
775,000	BANK Series 2019-BN19 Class A2 2.93%, 08/15/2061	753,669
500,000	BBCMS Mortgage Trust(b)(c) Series 2019-BWAY Class A 1.35%, 11/15/2034 1-mo. LIBOR + 0.96%	495,747
	Benchmark Mortgage Trust
	Series 2020-B16 Class A5
775,000	2.73%, 02/15/2053	739,854
	Series 2021-B27 Class A5
925,000	2.39%, 07/15/2054	854,731
1,000,000	BF Mortgage Trust(b)(c) Series 2019-NYT Class B 1.80%, 12/15/2035 1-mo. LIBOR + 1.40%	984,923
430,325	Brass No 10 PLC(b)(g) Series 10A Class A1 0.67%, 04/16/2069	419,373
637,382	BX Commercial Mortgage Trust(b)(c) Series 2020-VKNG Class A 1.33%, 10/15/2037 1-mo. LIBOR + 0.93%	630,367
900,000	BXHPP Trust(b)(c) Series 2021-FILM Class B 1.30%, 08/15/2036 1-mo. LIBOR + 0.90%	868,452
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 1.35%, 11/15/2036 1-mo. LIBOR + 0.95%	420,212

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	CHC Commercial Mortgage Trust(b)(c)
	Series 2019-CHC Class A
670,109	1.52%, 06/15/2034 1-mo. LIBOR + 1.12%	$ 663,363
	Series 2019-CHC Class B
297,826	1.90%, 06/15/2034 1-mo. LIBOR + 1.50%	293,329
	COMM Mortgage Trust
	Series 2014-CR19 Class A5
500,000	3.80%, 08/10/2047	504,934
	Series 2020-CX Class A
1,150,000	2.17%, 11/10/2046(b)	1,025,790
950,000	DBWF Mortgage Trust(b) Series 2016-85T Class A 3.79%, 12/10/2036	954,228
493,730	HPLY Trust(b)(c) Series 2019-HIT Class A 1.40%, 11/15/2036 1-mo. LIBOR + 1.00%	486,279
337,500	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 2A GBP, 0.75%, 12/22/2069 3-mo. SONIA + 0.57%	444,283
653,605	New Residential Mortgage Loan Trust(b)(g) Series 2022-NQM1 Class A1 2.28%, 01/25/2026	635,480
200,000	Paragon Mortgages No 25 PLC(c) Series 25 Class B GBP, 1.51%, 05/15/2050 3-mo. SONIA + 1.07%	262,194
508,044	Tower Bridge Funding PLC(c) Series 2021-2 Class A GBP, 0.96%, 11/20/2063 3-mo. SONIA + 0.78%	665,388
590,864	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 1.55%, 02/15/2040 1-mo. LIBOR + 1.15%	584,953
		13,013,657
U.S. Government Agency — 6.24%
581,311	FARM Mortgage Trust(b)(g) Series 2021-1 Class A 2.18%, 01/25/2051	539,074
249,001	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 2.10%, 01/25/2051 1-mo. SOFR + 2.00%	240,670
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
313,852	3.37%, 07/25/2025	314,964
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series KL3W Class AFLW
413,371	0.69%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	$ 414,606
8,000,000	Government National Mortgage Association 3.50%, TBA	8,043,750
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
184,097	4.50%, 06/25/2057	189,895
	Series 2018-4 Class M55D
307,632	4.00%, 03/25/2058	312,637
	Series 2019-3 Class M55D
231,476	4.00%, 10/25/2058	235,601
	Series 2020-3 Class TTU
367,023	2.50%, 05/25/2060	357,756
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
334,251	3.50%, 11/25/2028	339,445
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	404,247
	Series 2019-2 Class A1C
384,945	2.75%, 09/25/2029	382,953
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	494,256
	Uniform Mortgage-Backed Security(h)
3,000,000	2.50%, TBA	2,862,188
9,000,000	3.00%, TBA	8,803,125
8,000,000	3.50%, TBA	8,160,000
		32,095,167
TOTAL MORTGAGE-BACKED SECURITIES — 8.77% (Cost $46,416,475)		$45,108,824
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
15,645,000	0.13%, 05/15/2023	15,347,378
5,870,000	2.50%, 01/31/2024	5,889,720
2,900,000	0.63%, 10/15/2024	2,768,254
2,556,800	2.13%, 05/15/2025	2,525,639
4,750,000	0.75%, 05/31/2026	4,417,871
5,406,800	0.88%, 06/30/2026	5,049,867
2,900,000	2.25%, 11/15/2027	2,866,582
2,699,400	2.88%, 05/15/2028	2,762,351
1,600,000	1.13%, 02/15/2031	1,444,687
7,075,000	4.50%, 02/15/2036	8,952,362
4,575,000	5.00%, 05/15/2037	6,120,850
1,732,800	3.63%, 08/15/2043	2,010,319
9,764,100	3.38%, 11/15/2048	11,433,151

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
1,600,000	2.00%, 08/15/2051	$ 1,443,500
TOTAL U.S. TREASURY BONDS AND NOTES — 14.21% (Cost $77,484,736)		$73,032,531
Contract Size
PURCHASED OPTIONS
0	AUD Currency Call Option, exercise price 0.7425, expiration date May 2, 2022, notional amount 1,727,946	11,502
0	EUR Currency Put Option, exercise price 1.114, expiration date May 2, 2022, notional amount 1,151,706	11,471
0	INR Currency Call Option exercise price 74.5, expiration April 21, 2022, notional amount 199,660,000	1,176
0	SEK Currency Put Option, exercise price 9.35, expiration May 5, 2022, notional amount 12,155,000	163
TOTAL PURCHASED OPTIONS — 0.00%(i) (Cost $45,815)		$24,312
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
760,000	BlackRock FedFund Institutional Class(j),0.23%(k)	760,000
890,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(j),0.30%(k)	890,000
930,000	Goldman Sachs Financial Square Government Fund Institutional Class(j),0.25%(k)	930,000
790,000	Invesco Government & Agency Portfolio Institutional Class(j),0.25%(k)	790,000
215,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(j),0.23%(k)	215,000

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.70% (Cost $3,585,000)		$3,585,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.54%
$ 2,800,000	U.S. Treasury Bills(l) 0.37%, 12/29/2022	$ 2,792,187
Repurchase Agreements — 2.01%
4,625,617	Undivided interest of 4.29% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $4,625,617 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(j)	4,625,617
4,625,617	Undivided interest of 4.29% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $4,625,617 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(j)	4,625,617
1,073,233	Undivided interest of 6.85% in a repurchase agreement (principal amount/value $15,668,589 with a maturity value of $15,668,720) with Citigroup Global Markets Inc, 0.30%, dated 3/31/22 to be repurchased at $1,073,233 on 4/1/22 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 5/3/22 - 8/15/51, with a value of $15,981,961.(j)	1,073,233
		10,324,467
TOTAL SHORT TERM INVESTMENTS — 2.55% (Cost $13,116,654)		$13,116,654
TOTAL INVESTMENTS — 100.12% (Cost $558,240,895)		$514,697,459
OTHER ASSETS & LIABILITIES, NET — (0.12)%		$(617,548)
TOTAL NET ASSETS — 100.00%		$514,079,911

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2022.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Principal amount is stated in 1,000 Brazilian Real Units.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(i)	Represents less than 0.005% of net assets.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of March 31, 2022.
(l)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
At March 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
Canadian 10 Year Bond Futures	24	CAD	3,133,440	June 2022	$109,139
Euro-Bobl Futures	18	EUR	2,319,480	June 2022	82,024
Euro-BTP Futures	120	EUR	16,597,200	June 2022	494,550
Euro-Schatz Futures	189	EUR	20,928,915	June 2022	252,562
Japan 10 Year Bond Futures	4	JPY	598,800,000	June 2022	4,614
Long Gilt Futures	5	GBP	606,150	June 2022	8,137
U.S. 10 Year Treasury Ultra Futures	62	USD	8,399,063	June 2022	252,203
U.S. 5 Year Treasury Note Futures	417	USD	47,739,984	June 2022	498,008
U.S. Long Bond Futures	24	USD	3,601,500	June 2022	95,141
Long
10 Year Commonwealth Treasury Bond Futures	131	AUD	12,720,100	June 2022	(478,574)
3 Year Commonwealth Treasury Bond Futures	23	AUD	2,241,235	June 2022	(28,661)
Euro 10 Year Treasury Note Futures	10	EUR	1,515,100	June 2022	(79,666)
Euro-Bund Futures	95	EUR	15,072,700	June 2022	59,834
Euro-Buxl 30 Year Bond Futures	6	EUR	2,234,400	June 2022	(48,621)
Long Gilt Futures	20	GBP	2,424,600	June 2022	(46,873)
U.S. 10 Year Treasury Note Futures	85	USD	10,444,375	June 2022	(76,709)
U.S. Ultra Bond Futures	6	USD	2,479,750	June 2022	(69,917)
				Net Appreciation	$1,027,191
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
At March 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	CNY	124,524,655	USD	19,452,084	April 26, 2022	$134,820
BA	CZK	83,078,553	EUR	3,245,940	April 26, 2022	138,314
BA	EUR	1,685,786	CZK	42,437,306	April 26, 2022	(20,396)
BA	EUR	2,050,000	HUF	768,914,000	April 26, 2022	(9,512)
BA	EUR	598,505	PLN	2,739,866	April 26, 2022	20,813
BA	EUR	1,605,387	USD	1,834,203	April 26, 2022	(56,458)
BA	ILS	146,714	USD	45,953	April 26, 2022	42
BA	PLN	4,057,167	EUR	888,436	April 26, 2022	(24,499)
BA	PLN	2,118,356	USD	532,575	April 26, 2022	(29,731)
BA	RUB	22,403,286	USD	276,035	April 26, 2022	(8,599)
BA	USD	168,323	CLP	136,543,999	April 26, 2022	(4,553)
BA	USD	248,241	RUB	19,152,379	April 26, 2022	19,611
BA	USD	2,770,000	THB	89,803,400	April 26, 2022	69,332
BA	USD	344,995	ZAR	5,381,150	April 26, 2022	(21,972)
BA	ZAR	3,278,463	USD	213,892	April 26, 2022	9,682
BB	BRL	1,293,000	USD	247,535	April 25, 2022	22,135
BB	CAD	644,560	EUR	450,000	April 06, 2022	18,452
BB	CHF	1,250,000	USD	1,353,889	April 06, 2022	(830)
BB	CNY	1,321,579	USD	207,349	May 10, 2022	265
BB	CZK	21,160,188	EUR	815,870	April 26, 2022	39,317
BB	CZK	15,894,000	USD	688,767	April 06, 2022	31,058
BB	EUR	763,000	GBP	642,261	April 06, 2022	2,680
BB	EUR	787,000	JPY	102,041,121	April 06, 2022	33,113
BB	EUR	762,671	PLN	3,493,567	April 26, 2022	26,551
BB	EUR	660,439	USD	738,680	April 06, 2022	(7,897)
BB	EUR	1,693,895	USD	1,931,689	April 26, 2022	(55,934)
BB	GBP	602,953	EUR	717,000	April 06, 2022	(2,592)
BB	GBP	4,343,000	USD	5,897,452	April 06, 2022	(192,587)
BB	HUF	63,771,000	USD	183,367	April 06, 2022	8,526
BB	ILS	1,835,298	USD	574,410	April 26, 2022	954
BB	INR	192,734,160	USD	2,612,604	April 06, 2022	(4,713)
BB	JPY	1,660,902,327	USD	14,328,094	April 06, 2022	(683,136)
BB	KRW	3,627,608,000	USD	2,961,753	April 06, 2022	29,397
BB	MYR	3,270,000	USD	779,035	April 06, 2022	(1,766)
BB	PHP	9,840,696	USD	187,791	April 26, 2022	1,893
BB	PLN	2,315,193	EUR	500,745	April 26, 2022	(9,724)
BB	RUB	32,441,405	USD	396,982	April 26, 2022	(9,717)
BB	USD	649,084	CAD	825,000	April 06, 2022	(10,837)
BB	USD	191,039	CLP	154,789,000	April 06, 2022	(5,519)
BB	USD	84,162	CLP	68,282,945	April 26, 2022	(2,290)
BB	USD	207,814	CNY	1,321,578	April 01, 2022	(535)
BB	USD	174,600	CZK	3,848,184	April 06, 2022	319
BB	USD	2,062,038	EUR	1,842,359	April 06, 2022	23,447
BB	USD	256,864	INR	19,731,000	April 06, 2022	(3,202)
BB	USD	352,719	RUB	27,228,177	April 26, 2022	27,686
BB	USD	3,326,222	ZAR	3,333,100,508	April 06, 2022	(56,801)
BBH	NOK	2,248,722	USD	258,049	April 26, 2022	(2,632)
BNP	AUD	3,378,505	USD	2,437,135	April 26, 2022	92,216
BNP	CNY	6,315,669	USD	990,000	April 26, 2022	3,413
BNP	EUR	97,379	HUF	34,980,655	April 26, 2022	4,244
BNP	ILS	5,053,260	USD	1,579,851	April 26, 2022	4,343
BNP	PHP	9,442,354	USD	179,992	April 26, 2022	2,015
BNP	RON	813,212	USD	187,070	April 26, 2022	(5,618)
BNP	SGD	743,586	USD	553,023	April 26, 2022	(4,445)
BNP	USD	116,810	COP	473,205,541	April 26, 2022	(8,395)
BNP	USD	3,851,500	EUR	3,442,188	April 26, 2022	39,753
BNP	USD	8,349,532	MXN	172,805,381	April 26, 2022	(299,220)
BNP	USD	2,437,135	NZD	3,601,384	April 26, 2022	(57,941)
BNP	USD	582,760	PLN	2,324,800	April 26, 2022	30,911
BNP	USD	347,676	RUB	26,792,942	April 26, 2022	27,838
BNP	ZAR	44,973,818	USD	2,942,089	April 26, 2022	124,894
BNS	USD	528,541	CLP	439,429,179	April 26, 2022	(27,814)
BNY	USD	1,936,513	EUR	1,700,000	April 26, 2022	53,997
BNY	USD	871,558	EUR	800,000	April 26, 2022	(14,332)
BNY	USD	16,412,280	JPY	1,872,728,154	April 26, 2022	1,019,841
BNY	USD	5,079,423	ZAR	78,972,960	April 26, 2022	(306,125)
CA	EUR	65,539	SEK	684,876	April 26, 2022	(151)
CA	JPY	1,091,000,000	USD	8,948,133	April 26, 2022	19,079
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CA	USD	759,163	AUD	1,043,500	April 26, 2022	$(22,063)
CA	USD	154,554	EUR	137,022	April 26, 2022	2,821
CA	ZAR	4,230,000	USD	273,810	April 26, 2022	14,654
CIT	AUD	1,335,968	USD	974,000	April 06, 2022	25,818
CIT	AUD	2,746,633	USD	1,982,865	April 26, 2022	73,429
CIT	CAD	2,845,879	USD	2,231,307	April 06, 2022	45,125
CIT	EUR	1,141,000	SEK	11,952,317	April 06, 2022	(28,297)
CIT	EUR	2,562,368	USD	2,926,316	April 26, 2022	(88,848)
CIT	ILS	1,346,090	USD	433,899	April 26, 2022	(11,901)
CIT	KRW	6,679,786,210	USD	5,622,384	April 26, 2022	(125,615)
CIT	MXN	13,835,902	USD	657,800	April 06, 2022	37,095
CIT	PHP	3,779,102	USD	71,997	April 26, 2022	848
CIT	RUB	32,421,556	USD	396,982	April 26, 2022	(9,954)
CIT	SEK	12,134,407	EUR	1,147,091	April 06, 2022	28,315
CIT	SEK	12,842,000	USD	1,390,673	April 06, 2022	(24,587)
CIT	USD	2,730,000	AUD	3,650,055	April 26, 2022	(2,649)
CIT	USD	2,023,289	BRL	11,279,393	May 03, 2022	(323,727)
CIT	USD	1,596,178	CAD	2,030,115	April 06, 2022	(27,721)
CIT	USD	208,400	CZK	4,609,450	April 06, 2022	(358)
CIT	USD	1,249,566	EUR	1,127,755	April 06, 2022	1,693
CIT	USD	1,602,865	NZD	2,369,753	April 26, 2022	(38,926)
CIT	USD	225,677	RUB	27,080,168	April 26, 2022	(97,589)
CIT	USD	1,088,787	ZAR	15,850,000	April 06, 2022	4,976
CIT	USD	786,380	ZAR	11,986,405	April 26, 2022	(31,031)
DB	EUR	775,064	CZK	19,136,494	April 26, 2022	(1,994)
DB	EUR	345,998	PLN	1,581,607	April 26, 2022	12,001
FB	CLP	2,370,268,959	USD	2,865,239	April 26, 2022	135,724
FB	EUR	317,992	CZK	7,856,942	April 26, 2022	(1,560)
FB	EUR	1,129,127	USD	1,287,792	April 26, 2022	(37,440)
FB	USD	168,323	CLP	136,333,595	April 26, 2022	(4,287)
FB	USD	1,280,000	EUR	1,164,312	April 26, 2022	(9,315)
FB	USD	361,364	RUB	27,882,860	April 26, 2022	28,516
GS	AUD	6,118,552	USD	4,415,641	April 06, 2022	163,385
GS	BRL	4,724,000	USD	928,550	April 06, 2022	61,994
GS	CAD	950,000	USD	751,740	April 06, 2022	8,170
GS	CLP	246,409,000	USD	304,058	April 06, 2022	8,842
GS	CZK	9,593,509	EUR	374,060	April 26, 2022	15,514
GS	EUR	460,834	CZK	11,379,368	April 26, 2022	(2,266)
GS	EUR	2,305,283	USD	2,553,000	April 06, 2022	(2,179)
GS	ILS	1,341,721	USD	419,786	April 26, 2022	842
GS	INR	19,638,000	USD	254,579	April 06, 2022	4,261
GS	JPY	92,500,000	USD	775,017	April 06, 2022	(15,094)
GS	MXN	13,251,477	USD	631,200	April 06, 2022	34,343
GS	NOK	1,961,734	NZD	327,000	April 06, 2022	(3,307)
GS	NOK	2,430,000	USD	275,937	April 06, 2022	76
GS	NZD	1,174,134	GBP	579,122	April 06, 2022	54,537
GS	NZD	1,169,971	NOK	6,906,000	April 06, 2022	29,337
GS	NZD	1,750,469	USD	1,177,881	April 06, 2022	35,183
GS	PHP	11,296,915	USD	215,990	April 26, 2022	1,764
GS	PLN	3,331,948	EUR	718,944	April 26, 2022	(14,022)
GS	PLN	1,961,000	USD	448,014	April 06, 2022	18,416
GS	THB	87,621,600	USD	2,640,000	April 26, 2022	(4,946)
GS	TWD	133,596	USD	4,721	April 06, 2022	(57)
GS	USD	842,040	AUD	1,163,750	April 06, 2022	(28,892)
GS	USD	835,372	BRL	4,302,000	April 06, 2022	(66,686)
GS	USD	245,584	BRL	1,293,000	April 25, 2022	(24,086)
GS	USD	3,572,842	CAD	4,525,024	April 06, 2022	(46,747)
GS	USD	1,597,178	EUR	1,456,731	April 06, 2022	(14,711)
GS	USD	324,326	IDR	4,676,784,000	April 06, 2022	(1,288)
GS	USD	4,517,135	MXN	95,220,000	April 06, 2022	(265,197)
GS	USD	711,980	NZD	1,059,287	April 06, 2022	(22,099)
GS	USD	326,000	SEK	2,978,075	April 06, 2022	9,203
HSB	AUD	1,741,561	USD	1,266,000	April 06, 2022	37,357
HSB	CAD	3,213,926	USD	2,529,000	April 06, 2022	41,835
HSB	EUR	1,042,000	CNY	7,347,892	April 06, 2022	5,515
HSB	EUR	827,512	CZK	20,486,273	April 26, 2022	(3,474)
HSB	EUR	762,671	PLN	3,492,423	April 26, 2022	26,536
HSB	EUR	1,178,482	USD	1,289,000	April 06, 2022	15,003
HSB	GBP	582,000	NZD	1,148,819	April 06, 2022	(27,017)
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	ILS	1,270,000	USD	388,888	April 06, 2022	$9,131
HSB	NZD	1,147,983	GBP	572,000	April 06, 2022	41,881
HSB	NZD	925,192	USD	645,000	April 06, 2022	(3,848)
HSB	PHP	9,425,435	USD	179,992	April 26, 2022	1,689
HSB	THB	25,740,000	USD	776,567	April 07, 2022	(2,446)
HSB	USD	2,532,000	AUD	3,520,632	April 06, 2022	(102,785)
HSB	USD	2,529,000	CAD	3,198,147	April 06, 2022	(29,213)
HSB	USD	252,485	CLP	204,033,298	April 26, 2022	(5,838)
HSB	USD	362,747	COP	1,434,664,029	April 26, 2022	(16,849)
HSB	USD	127,805	DKK	830,000	April 06, 2022	4,340
HSB	USD	1,272,000	EUR	1,145,023	April 06, 2022	5,019
HSB	USD	3,479,413	GBP	2,600,000	April 06, 2022	64,113
HSB	USD	4,050,783	INR	303,338,859	April 26, 2022	69,183
HSB	USD	645,000	NZD	932,938	April 06, 2022	(1,520)
HSB	USD	1,321,474	ZAR	19,861,093	April 26, 2022	(32,950)
JPM	AUD	512,316	USD	384,000	April 06, 2022	(591)
JPM	AUD	445,491	USD	334,000	May 10, 2022	(383)
JPM	CNY	7,303,740	EUR	1,040,000	April 06, 2022	(2,046)
JPM	CNY	55,715,005	USD	8,786,637	April 06, 2022	(7,682)
JPM	EUR	1,162,000	NZD	1,850,289	April 06, 2022	3,139
JPM	EUR	1,534,000	USD	1,703,398	April 06, 2022	(6,009)
JPM	EUR	350,000	USD	386,516	April 26, 2022	1,061
JPM	GBP	572,000	NZD	1,160,887	April 06, 2022	(53,715)
JPM	GBP	195,000	USD	256,876	April 06, 2022	(729)
JPM	GBP	3,412,540	USD	4,681,778	April 26, 2022	(199,931)
JPM	JPY	99,366,711	EUR	763,000	April 06, 2022	(22,996)
JPM	JPY	33,519,380	USD	273,000	April 06, 2022	2,375
JPM	JPY	24,417,870	USD	200,000	April 26, 2022	697
JPM	NOK	11,880,235	NZD	1,981,000	April 06, 2022	(20,474)
JPM	NZD	1,161,000	NOK	6,977,359	April 06, 2022	9,948
JPM	USD	569,904	CAD	725,000	April 06, 2022	(10,027)
JPM	USD	9,918,856	EUR	8,655,815	April 06, 2022	341,100
JPM	USD	31,245,986	EUR	27,321,081	April 26, 2022	991,663
JPM	USD	5,995,475	JPY	681,135,207	April 26, 2022	397,048
JPM	USD	1,272,000	MXN	26,616,304	April 06, 2022	(64,778)
JPM	USD	132,369	SGD	180,000	April 06, 2022	(435)
JPM	ZAR	16,899,620	USD	1,101,850	April 26, 2022	50,617
MCQ	CZK	8,945,466	USD	415,518	April 26, 2022	(11,238)
MS	AUD	1,780,000	USD	1,273,470	April 26, 2022	59,144
MS	EUR	237,198	GBP	198,527	April 26, 2022	2,319
MS	EUR	598,505	PLN	2,740,853	April 26, 2022	20,826
MS	EUR	1,025,000	USD	1,164,445	April 26, 2022	(29,399)
MS	USD	126,797	CLP	102,001,097	April 26, 2022	(2,346)
MS	USD	1,617,987	EUR	1,475,000	April 26, 2022	(15,372)
MS	USD	384,757	IDR	5,550,114,119	April 26, 2022	(1,618)
MS	USD	318,035	ZAR	4,770,799	April 26, 2022	(7,309)
NOM	PHP	10,000,331	USD	191,174	April 26, 2022	1,587
RBS	AUD	511,922	USD	373,777	April 26, 2022	9,478
RBS	COP	7,909,350,000	USD	2,010,000	April 26, 2022	82,724
RBS	EUR	500,759	CZK	12,443,220	April 26, 2022	(3,030)
RBS	USD	1,392,267	CLP	1,147,420,662	April 26, 2022	(60,465)
RBS	USD	941,938	COP	3,745,602,145	April 26, 2022	(49,106)
RBS	USD	390,386	EUR	350,000	April 26, 2022	2,809
RBS	USD	1,659,096	MXN	34,275,000	April 26, 2022	(56,336)
SAH	EUR	350,000	USD	397,719	April 26, 2022	(10,142)
SAH	PHP	16,265,605	USD	311,006	April 26, 2022	2,522
SAH	USD	100,091	EUR	90,000	April 26, 2022	428
SAH	USD	1,347,953	PHP	70,050,437	April 26, 2022	(2,305)
SCP	CAD	899,038	USD	720,093	April 26, 2022	(945)
SCP	THB	26,722,077	USD	805,165	April 26, 2022	(1,549)
SEB	EUR	615,057	NOK	6,129,780	April 26, 2022	(10,112)
SEB	EUR	3,450,000	SEK	36,275,025	April 26, 2022	(84,969)
SEB	SEK	36,959,901	EUR	3,540,000	April 26, 2022	12,367
SEB	USD	868,593	EUR	800,000	April 26, 2022	(17,297)
SSC	USD	915,197	EUR	800,000	April 26, 2022	29,307
TD	CHF	1,263,000	USD	1,389,565	April 26, 2022	(21,361)
TD	CZK	14,113,739	EUR	545,917	April 26, 2022	26,234
TD	EUR	687,030	CZK	16,963,107	April 26, 2022	(1,768)
TD	EUR	908,979	PLN	4,160,435	April 26, 2022	31,599
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
TD	EUR	2,262,373	USD	2,586,873	April 26, 2022	$(81,607)
TD	PLN	1,997,400	EUR	431,367	April 26, 2022	(8,399)
TD	USD	443,932	EUR	400,000	April 26, 2022	988
UBS	AUD	7,559,478	USD	5,480,000	April 26, 2022	179,478
UBS	CAD	271,356	USD	216,806	April 26, 2022	254
UBS	CZK	36,392,847	EUR	1,400,576	April 26, 2022	67,607
UBS	EUR	1,655,024	CZK	40,988,938	April 26, 2022	(6,940)
UBS	EUR	1,040,000	GBP	872,688	April 26, 2022	11,098
UBS	EUR	762,671	PLN	3,493,796	April 26, 2022	26,554
UBS	INR	97,675,700	USD	1,270,000	April 26, 2022	12,083
UBS	NOK	6,129,780	EUR	614,586	April 26, 2022	16,030
UBS	NZD	6,239,570	USD	4,300,000	April 26, 2022	22,841
UBS	PLN	9,914,433	EUR	2,160,508	April 26, 2022	(53,769)
UBS	RUB	40,870,280	USD	526,824	April 26, 2022	(38,940)
UBS	SEK	9,444,782	USD	1,061,984	April 26, 2022	(56,632)
UBS	USD	7,570,000	AUD	10,165,192	April 26, 2022	(40,271)
UBS	USD	168,323	CLP	136,224,184	April 26, 2022	(4,148)
UBS	USD	342,675	COP	1,354,748,123	April 26, 2022	(15,776)
UBS	USD	4,189,925	EUR	3,764,060	April 26, 2022	21,749
UBS	USD	122,000	GBP	92,877	April 26, 2022	20
UBS	USD	1,160,000	INR	88,048,640	April 26, 2022	4,281
UBS	USD	2,670,000	KRW	3,250,992,000	April 26, 2022	(5,229)
UNC	CZK	17,077,033	EUR	657,637	April 26, 2022	31,726
					Net Appreciation	$1,069,110
At March 31, 2022, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(c)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
iTraxx Europe Crossover Series 36 Version 1	$8,534,000	$(752,577)	$(1,024,460)	5.00	December 20, 2026	$216,334	Sell	Quarterly
CDX.NA.HY.37 Index(a)	12,370,000	(783,025)	(958,162)	5.00	December 20, 2026	175,137	Sell	Quarterly
iTraxx Europe Series 37 Version 1	23,600,000	(360,272)	(267,091)	1.00	June 20, 2027	(92,405)	Sell	Quarterly
iTraxx Europe Crossover Series 37 Version 1	14,575,000	(1,181,840)	(1,164,911)	5.00	June 20, 2027	(24,523)	Sell	Quarterly
CDX.NA.HY.38 Index(a)	8,615,000	(475,468)	(395,231)	5.00	June 20, 2027	(80,237)	Sell	Quarterly
CDX.EM.37 Index(b)	8,900,000	507,300	509,719	1.00	June 20, 2027	(2,419)	Sell	Quarterly
					Net Appreciation	$191,887
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) Based on an index of emerging market bonds that trade in the credit default swap market..
(c) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
At March 31, 2022, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
0.25%	6-mo. EURIBOR	17,000,000	April 26, 2024	$(114,933)	Semi Annual
0.28%	6-mo. EURIBOR	11,500,000	April 26, 2024	(68,819)	Semi Annual
0.29%	6-mo. EURIBOR	11,500,000	April 26, 2024	(65,864)	Semi Annual
2.30%	3-mo. KRW-CD-KSDA	11,057,979,677	April 26, 2024	(50,817)	Quarterly
2.18%	3-mo. KRW-CD-KSDA	7,442,020,323	April 26, 2024	(49,435)	Quarterly
3-mo. BBSW	2.39%	17,400,000	April 26, 2024	(43,249)	Quarterly
3-mo. JIBAR	6.09%	228,700,000	April 26, 2024	(15,269)	Quarterly
3.38%	3-mo. NZD-BBR-FRA	19,000,000	April 26, 2024	20,451	Quarterly
6-mo. BBSW	1.64%	9,900,000	April 26, 2025	234,269	Semi Annual
2.32%	7-day CNRR	160,260,000	April 26, 2027	(149,115)	Weekly
1.06%	3-mo. TELBOR	1,800,000	April 26, 2027	(21,759)	Quarterly
6-mo. INR-FBIL-MIBOR	5.90%	462,000,000	April 26, 2027	26,437	Semi Annual
1.85%	1-year SOFR	7,100,000	April 26, 2032	(158,488)	Annually
2.21%	3-mo. KRW-CD-KSDA	3,722,200,000	April 26, 2032	(124,545)	Quarterly
0.85%	6-mo. EURIBOR	2,500,000	April 26, 2032	(90,564)	Semi Annual
1-year JPY-TONA	0.30%	3,050,000,000	April 26, 2032	(81,288)	Annually
1-year SOFR	2.18%	6,400,000	April 26, 2032	(49,892)	Annually
1-day SONIA	1.65%	8,700,000	April 26, 2032	5,585	Daily
2.89%	3-mo. CAD LIBOR	9,300,000	April 26, 2032	20,632	Quarterly
1-day SONIA	1.50%	4,330,000	April 26, 2032	85,615	Daily
1-day SONIA	1.21%	9,000,000	April 26, 2032	483,846	Daily
			Net Depreciation	$(207,202)
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
At March 31, 2022, the Fund held the following OTC written options:
Description	Counterparty	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premium Received/(Paid)	Fair Value
NZD Currency Put	BB	-	0.695	May 5, 2022	1,870,504	$(8,749)	$(270)
SEK Currency Put	BB	-	9.1	May 5, 2022	1,300,000	$(2,327)	(48)
AUD Currency Call	BB	-	0.7318	May 2, 2022	1,753,211	$(6,350)	(6,350)
AUD Currency Put	BB	-	0.7626	May 2, 2022	1,682,402	$(6,011)	(6,011)
EUR Currency Call	BB	-	1.0954	May 2, 2022	1,171,262	$(4,777)	(4,777)
EUR Currency Put	BB	-	1.1299	May 2, 2022	1,135,499	$(4,322)	(4,322)
						$(32,536)	$(21,778)
At March 31, 2022, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Exercise Rate	Notional Amount	Fair Value
Credit Default Call Swaption	GS	ITRAXX EURO	0.80%	May 18, 2022	0.80%	2,350,000	$(5,051)
Credit Default Put Swaption	GS	ITRAXX EURO	0.80%	May 18, 2022	0.80%	2,350,000	$(11,892)
							$(16,943)
Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas Securities Corp
BNS	Bank of Nova Scotia
BNY	Bank of New York
CA	Credit Agricole
CAD LIBOR	Canada Interbank Offered Rate
CIT	Citigroup Global Markets
CNRR	China Fixing Repo Rate
DB	Deutsche Bank
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
FB	Credit Suisse
GS	Goldman Sachs
HSB	HSBC Bank USA
INR-FBIL-MIBOR	India Mumbai Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate is the benchmark for short-term interest rates in South Africa.
JPM	JP Morgan Chase & Co
JPY-TONA	Japan Tokyo Overnight Average Rate
KRW-CD-KSDA	South Korea Interbank Offered Rate
MCQ	Macquarie Bank Ltd
MS	Morgan Stanley & Co LLC
NOM	Nomura International PLC
NZD-BBR-FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
RBS	Royal Bank of Scotland
SAH	Standard Chartered Bank
SCP	Scotia Capital Inc
SEB	Skandinaviska Enskilda Banken AB
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
SSC	State Street Corp
TD	Toronto Dominion Bank
TELBOR	Bank of Israel Interest Rate Fixings is the interest rate on inter-bank loans
UBS	UBS AG
UNC	UniCredit SpA
Currency Abbreviations
AUD	Australian Dollar
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Summary of Investments by Country as of March 31, 2022.
Country	Fair Value	Percentage of Fund Investments
United States	$192,807,126	37.46%
Japan	68,747,133	13.36
Germany	25,393,537	4.93
Mexico	22,523,622	4.38
United Kingdom	19,534,750	3.79
Netherlands	17,853,044	3.47
France	17,284,485	3.36
Canada	16,852,423	3.27
Belgium	15,013,258	2.92
Cayman Islands	14,931,215	2.90
China	14,862,471	2.89
Italy	14,695,980	2.85
Romania	9,634,760	1.87
Spain	8,700,024	1.69
Ireland	7,158,031	1.39
Tunisia	5,442,269	1.06
South Africa	5,170,025	1.00
Egypt	4,368,455	0.85
Australia	4,330,894	0.84
Luxembourg	3,815,606	0.74
Malaysia	2,872,241	0.56
Austria	2,864,646	0.56
Brazil	2,375,811	0.46
Sweden	2,244,326	0.44
Indonesia	1,333,015	0.26
Thailand	1,187,830	0.23
South Korea	1,113,776	0.22
Nigeria	1,064,733	0.21
Togo	1,024,782	0.20
Philippines	1,023,170	0.20
Bermuda	888,403	0.17
Finland	826,297	0.16
Norway	801,403	0.15
Switzerland	707,087	0.14
Dominican Republic	653,927	0.13
Serbia	636,789	0.12
Singapore	600,288	0.12
Denmark	542,271	0.10
Poland	511,554	0.10
Colombia	500,315	0.10
Chile	357,446	0.07
Slovenia	343,266	0.07
Hungary	333,385	0.06
United Arab Emirates	290,882	0.06
New Zealand	285,668	0.05
Kazakhstan	195,040	0.04
Total	$514,697,459	100.00%
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased and Written Options, Written Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Government Money Market Mutual Funds and Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund held an average market value of $5,327,663 and $(6,005,656) in purchased options and written options, respectively, for the reporting period.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund held an average market value of $(1,175,000) in written swaptions for the reporting period.

March 31, 2022

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of (414) futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $291,904,470 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $49,379,000 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $12,893,158,060 in interest rate swaps for the reporting period.

March 31, 2022